Cover	Aug. 02, 2023
Cover [Abstract]
Entity Registrant Name	EQUATOR Beverage Company
Entity Central Index Key	0001414953
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 02, 2023
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-0884348
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55269
Entity Address Address Line 1	185 Hudson Street
Entity Address Address Line 2	Floor 25
Entity Address City Or Town	Jersey City
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07302
City Area Code	929
Local Phone Number	264-7944